PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 95,369	$ 35,126	$ 132,170	$ 95,158